CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
	Nov. 26, 2025	Jun. 30, 2026
Aggregate consideration		$ 4,877
ADR
Repurchases approved and authorized	$ 50,000
Period in force	12 months
Number of ADS repurchased		2,636,910
Aggregate consideration		$ 5,800